[AXA EQUITABLE LOGO]

SHANE DALY

Vice President and

Associate General Counsel

(212) 314-3912

(212) 314-3959

May 7, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     AXA Equitable Life Insurance Company

Post-Effective Amendment No. 73 to the Registration Statement on Form N-4

File Nos. 333-05593 and 811-07659

CIK # 0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”) we are filing herewith a prospectus supplement (“Supplement”) as Post-Effective Amendment No. 73 to AXA Equitable’s Form N-4 Registration Statement under the Securities Act of 1933 and Amendment No. 343 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 with respect to Separate Account No. 49 of AXA Equitable.

This Supplement describes an offer we intend to make to contract owners in connection with certain guaranteed death benefits offered by the contract. More specifically, AXA Equitable is offering to increase the contract owner’s account value in return for terminating the guaranteed minimum death benefit (and earnings enhancement benefit, if applicable) and the standard death benefit. Contract owners are not required to accept this offer or take any other action under the contract. If the contract owner does not accept the offer, his or her contract will continue unchanged.

Contract owners that accept the offer may choose to remain invested in the contract without the guaranteed benefits and the standard death benefit. In the alternative, a contract owner may: (i) terminate his or her contract and receive the account value plus the amount added to the contract; (ii) transfer all or part of his or her contract’s account value to another investment product; or (iii) exchange his or her contract for an annuity contract issued by another insurance company or, if a withdrawal charge does not apply, a Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract or Investment Edge® Select variable annuity contract issued by AXA Equitable. Exchanges from existing contracts into a Structured Capital StrategiesSM Series C variable and index-linked deferred annuity contract or Investment Edge® Select variable annuity contract are designed to comply with the Rule 11a-2 of the Investment Company Act of 1940. The exchange offer program is described in Appendix II to the Supplement.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

Please contact the undersigned at (212) 314-3912 or Dodie Kent of Sutherland Asbill & Brennan LLP at 212-389-5080 if you have any questions.

Very truly yours,

/s/ Shane Daly
Shane Daly

cc: Dodie Kent, Esq.